S-K 1602, SPAC Registered Offerings	Aug. 29, 2025
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	The rules of the NYSE provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. We will use the proceeds we receive from this offering to purchase Class A units and warrants in Opco. Opco will deposit approximately $250 million, or $10.00 per unit (approximately $287.5 million, or $10.00 per unit, if the underwriters’ over-allotment option is exercised in full), into a trust account located in the United States with Odyssey Transfer and Trust Company acting as trustee and will use $8.75 million to pay expenses in connection with the closing of this offering and for working capital following this offering. The proceeds to be placed in the trust account include $8.75 million (or approximately $10.06 million if the underwriters’ over-allotment option is exercised in full) in deferred underwriting discounts and commissions.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (net of permitted withdrawals, if any), divided by the number of the then-outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be approximately $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting discounts and commissions we will pay to the underwriters.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, Cayman Islands law has separate statutory provisions that facilitate the reconstruction or amalgamation of companies in certain circumstances, schemes of arrangement will generally be more suited for complex mergers or other transactions involving widely held companies, commonly referred to in the Cayman Islands as a “scheme of arrangement” which may be tantamount to a merger. In the event that a merger was sought pursuant to a scheme of arrangement (the procedures for which are more rigorous and take longer to complete than the procedures typically required to consummate a merger in the United States), the arrangement in question must be approved by a majority in number of each class of shareholders and creditors with whom the arrangement is to be made and who must in addition represent three-fourths in value of each such class of shareholders or creditors, as the case may be, that are present and voting either in person or by proxy at an annual meeting, or an extraordinary general meeting summoned for that purpose. The convening of the meetings and subsequently the terms of the arrangement must be sanctioned by the Grand Court of the Cayman Islands.
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of July 21, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference Between NTBV and Offering Price	NTBV	Difference Between NTBV and Offering Price	NTBV	Difference Between NTBV and Offering Price	NTBV	Difference Between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.32	$6.70	$3.30	$5.71	$4.29	$3.86	$6.14	$(0.80)	$10.80
Assuming No Exercise of Over-Allotment Option
$7.32	$6.70	$3.30	$5.71	$4.29	$3.86	$6.14	$(0.80)	$10.80

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	NO REDEMPTIONS		25% OF MAXIMUM REDEMPTIONS		50% OF MAXIMUM REDEMPTIONS		75% OF MAXIMUM REDEMPTIONS		MAXIMUM REDEMPTIONS
	WITHOUT OVER- ALLOTMENT	WITH OVER- ALLOTMENT	WITHOUT OVER- ALLOTMENT	WITH OVER- ALLOTMENT	WITHOUT OVER- ALLOTMENT	WITH OVER- ALLOTMENT	WITHOUT OVER- ALLOTMENT	WITH OVER- ALLOTMENT	WITHOUT OVER- ALLOTMENT	WITH OVER- ALLOTMENT
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.13)	(0.13)	(0.13)	(0.13)	(0.13)	(0.13)	(0.13)	(0.13)	(0.13)	(0.13)
Increase attributable to public shareholders	7.45	7.45	6.83	6.83	5.84	5.84	3.99	3.99	(0.67)	(0.67)
Pro forma net tangible book value after this offering and the sale of the private placement warrants	7.32	7.32	6.70	6.70	5.71	5.71	3.86	3.86	(0.80)	(0.80)
Dilution to public shareholders	$2.68	$2.68	$3.30	$3.30	$4.29	$4.29	$6.14	$6.14	$10.80	$10.80
Percentage of dilution to public shareholders	26.80%	26.80%	33.00%	33.00%	42.90%	42.90%	61.40%	61.40%	108.00%	108.00%

Numerator:
Net tangible book deficit before this offering	$(1,233,357)	$(1,233,357)	$(1,233,357)	$(1,233,357)	$(1,233,357)	$(1,233,357)	$(1,233,357)	$(1,233,357)	$(1,233,357)	$(1,233,357)
Net proceeds from this offering and the sale of the private placement warrants(1)	252,500,000	290,000,000	252,500,000	290,000,000	252,500,000	290,000,000	252,500,000	290,000,000	252,500,000	290,000,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	1,231,543	1,231,543	1,231,543	1,231,543	1,231,543	1,231,543	1,231,543	1,231,543	1,231,543	1,231,543
Less: Deferred underwriting commissions(2)	(8,750,000)	(10,062,500)	(8,750,000)	(10,062,500)	(8,750,000)	(10,062,500)	(8,750,000)	(10,062,500)	(8,750,000)	(10,062,500)
Less: Over-allotment liability	(318,500)	—	(318,500)	—	(318,500)	—	(318,500)	—	(318,500)	—
Less: Amounts paid for redemptions(3)	—	—	(62,500,000)	(71,875,000)	(125,000,000)	(143,750,000)	(187,500,000)	(215,625,000)	(250,000,000)	(287,500,000)
	$243,429,686	$279,935,686	$180,929,686	$208,060,686	$118,429,686	$136,185,686	$55,929,686	$64,310,686	$(6,570,314)	$(7,564,314)
	NO REDEMPTIONS		25% OF MAXIMUM REDEMPTIONS		50% OF MAXIMUM REDEMPTIONS		75% OF MAXIMUM REDEMPTIONS		MAXIMUM REDEMPTIONS
	WITHOUT OVER- ALLOTMENT	WITH OVER- ALLOTMENT	WITHOUT OVER- ALLOTMENT	WITH OVER- ALLOTMENT	WITHOUT OVER- ALLOTMENT	WITH OVER- ALLOTMENT	WITHOUT OVER- ALLOTMENT	WITH OVER- ALLOTMENT	WITHOUT OVER- ALLOTMENT	WITH OVER- ALLOTMENT
Denominator:
Ordinary shares outstanding prior to this offering	9,490,100	9,490,100	9,490,100	9,490,100	9,490,100	9,490,100	9,490,100	9,490,100	9,490,100	9,490,100
Ordinary shares forfeited if over-allotment is not exercised	(1,237,500)	—	(1,237,500)	—	(1,237,500)	—	(1,237,500)	—	(1,237,500)	—
Ordinary shares offered and sale of private placement warrants	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000
Less: Ordinary shares redeemed	—	—	(6,250,000)	(7,187,500)	(12,500,000)	(14,375,000)	(18,750,000)	(21,562,500)	(25,000,000)	(28,750,000)
	33,252,600	38,240,100	27,002,600	31,052,600	20,752,600	23,865,100	14,502,600	16,677,600	8,252,600	9,490,100

__________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $1,250,000 and underwriting commissions of $8,750,000 or $10,062,500 if the underwriters exercise their over-allotment option (excluding deferred underwriting fees). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, $0.20 per unit, or $5,000,000 in the aggregate (or $5,750,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), is payable upon the closing of this offering. $0.35 per share, or $8,750,000 in the aggregate (or $10,062,500 in the aggregate if the underwriters’ over-allotment option is exercised in full) is payable to the underwriters for deferred underwriting commissions and will be placed in a trust account located in the United States as described herein. The deferred commissions will be fully earned by the underwriters upon the payment of the purchase price for the units purchased by the underwriters on the closing of this offering and will be released to the underwriters only on and concurrently with completion of an initial business combination. A portion of the deferred underwriting commissions may be paid at the sole discretion of our management team to the underwriter in the allocations determined by our management team and/or to third parties not participating in this offering (but who are members of FINRA) that assist us in consummating our initial business combination.

(3) If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or their affiliates may purchase units, public shares, warrants or equity-linked securities in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        directors should not improperly fetter the exercise of future discretion;

•        duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

Our sponsor and its affiliates manage numerous investment vehicles which may compete with us for acquisition opportunities and if pursued by them we may be precluded from such opportunities for our initial business combination. Certain of our officers and directors presently have, and any of them in the future may have additional, fiduciary and contractual duties to other entities. As a result, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, then, subject to their fiduciary duties under Cayman Islands law, he or she will need to honor such fiduciary or contractual obligations to present such business combination opportunity to such entity, before we can pursue such opportunity. If these other entities decide to pursue any such opportunity, we may be precluded from pursuing the same. However, we do not expect these duties to materially affect our ability to complete our initial business combination. Our amended and restated memorandum and articles of association will provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other.

In addition, our sponsor, officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. However, we do not believe that any potential conflicts would materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
J. Kyle Derham	NET Power Inc.	Energy technology	Director
	Rice Investment Group	Investments	Partner
James Wilmot Rogers	Rice Investment Group	Investments	Partner
Anne Cameron	Mercuria Investments US, Inc. and its affiliates	Investments	Head of Public Investing
Brian Falik	Mercuria Investments US, Inc. and its affiliates	Investments	Global Chief Investment Officer
Kathryn Jackson	EQT Corporation	Energy (natural gas)	Director
	Cameco Corporation	Energy (uranium fuel)	Director
	Portland General Electric Company	Energy (electricity)	Director
D. Mark Leland	PotlatchDeltic Corporation	Timberland real estate investment trust	Director
	Kinetik Holdings Inc.	Energy (midstream)	Director
David Savett	Mercuria Investments US, Inc. and its affiliates	Investments	Senior Advisor
	Dock Square Capital LLC and its affiliates	Investments	Managing Partner

Our sponsor, officers and directors, as well as Rice Investment Group, Mercuria and their respective portfolio companies, may sponsor, form or participate in other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination, particularly in the event there is overlap among investment mandates. See “Risk Factors — Past performance by the Rice family, Rice Investment Group and its portfolio companies, Rice I, Rice II, Mercuria and its portfolio companies and our management team may not be indicative of future performance of an investment in the company, and we may be unable to provide positive returns to shareholders” for more information. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination. In addition, our sponsor, officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including identifying potential business combinations and monitoring the related due diligence.

There may be actual or potential material conflicts of interest between our sponsor, its affiliates or promoters on the one hand, and the investors in this offering on the other hand. Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses, on the other hand. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our executive officers and directors is engaged in several other business endeavors for which he is entitled to substantial compensation and has substantial time commitments, and our executive officers and directors are not obligated to contribute any specific number of hours per week to our affairs.

•        Our sponsor subscribed for founder securities prior to the date of this prospectus and will purchase private placement warrants in a transaction that will close simultaneously with the closing of this offering. The low price of $26,000, or $0.003 per unit, that the initial shareholders paid for 9,487,500 founder securities creates an incentive whereby the initial shareholders could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.

•        Our sponsor, officers and directors will lose their entire investment in us and will not be reimbursed for any loans extended, fees due or out-of-pocket expenses if we do not complete an initial business combination.

•        Our sponsor and each member of our management team have entered into an agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder securities and public shares held by them in connection with (i) the completion of our initial business combination and (ii) a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association that would modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window.

Additionally, our sponsor has agreed that it will not be entitled to rights to liquidating distributions from the trust account with respect to its founder securities or sponsor securities if we fail to complete our initial business combination within the prescribed time frame. If we do not complete our initial business combination within the prescribed time frame, the private placement warrants will expire worthless. Except as described herein, our sponsor and our directors, advisory board members and executive officers have agreed not to transfer, assign or sell any of their founder securities until the earliest of (i) six months after the completion of our initial business combination and (ii) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Except as described herein, the private placement warrants will not be transferable until 30 days following the completion of our initial business combination. Because each of our executive officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors is included by a target business as a condition to any agreement with respect to our initial business combination. In addition, our sponsor, officers and directors may sponsor, form or participate in other blank check companies similar to ours during the period in which we are seeking an initial business combination. Any such companies may present additional conflicts of interest in pursuing an acquisition target, particularly in the event there is overlap among investment mandates.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a company that is affiliated with our sponsor or any of our sponsor, officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions that such initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Furthermore, in no event will our sponsor or any of our existing officers or directors, or their respective affiliates, be paid by us any finder’s fee, consulting fee or other compensation prior to, or for any services they render in order to effectuate, the completion of our initial business combination. Further, commencing on the date our securities are first listed on the NYSE, we will also reimburse our sponsor or an affiliate of our sponsor for office space, secretarial and administrative services provided to us and for certain legal expenses of our sponsor or related to its formation in the amount of $20,000 per month.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

If we seek shareholder approval, we will complete our initial business combination only if we obtain the approval of an ordinary resolution under Cayman Islands law, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the company. In such case, our sponsor and each member of our management team have agreed to vote their founder securities and public shares in favor of our initial business combination (other than public shares purchased after the company publicly announces its intention to engage in such proposed initial business combination).

SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
J. Kyle Derham	NET Power Inc.	Energy technology	Director
	Rice Investment Group	Investments	Partner
James Wilmot Rogers	Rice Investment Group	Investments	Partner
Anne Cameron	Mercuria Investments US, Inc. and its affiliates	Investments	Head of Public Investing
Brian Falik	Mercuria Investments US, Inc. and its affiliates	Investments	Global Chief Investment Officer
Kathryn Jackson	EQT Corporation	Energy (natural gas)	Director
	Cameco Corporation	Energy (uranium fuel)	Director
	Portland General Electric Company	Energy (electricity)	Director
D. Mark Leland	PotlatchDeltic Corporation	Timberland real estate investment trust	Director
	Kinetik Holdings Inc.	Energy (midstream)	Director
David Savett	Mercuria Investments US, Inc. and its affiliates	Investments	Senior Advisor
	Dock Square Capital LLC and its affiliates	Investments	Managing Partner